Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents.
Cash at bank and in hand	$ 1,332	$ 1,215	$ 1,325
Short-term deposits	4,379	4,273	4,515
Cash and cash equivalents	5,711	5,488	5,840
Unsecured bank overdrafts	(13)	(59)	(203)
Cash and cash equivalents in the Consolidated Statement of Cash Flows	$ 5,698	$ 5,429	$ 5,637	$ 5,983